Long-term bank loans - Pre - Existing Loan Facilities Part II	12 Months Ended
Dec. 31, 2023
Long-term Bank Loans - Pre - Existing Loan Facilities Part Ii
Long-term bank loans - Pre - Existing Loan Facilities Part II

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

(xi) ABN AMRO $97,150 Facility:

On October 27, 2021, the Company entered into an agreement with ABN AMRO, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”). The amount of $97,150 was drawn on October 29, 2021 and was used to refinance the outstanding amount under the then existing facility of 11 vessels (as described below). The ABN AMRO $97,150 Facility was available in two tranches, one of $68,950 which is repayable in 20 equal quarterly principal payments of $2,250 and a balloon payment of $23,950 payable together with the last installment due in October 2026 and one of $28,200 which is repayable in 12 equal quarterly principal payments of $2,350, maturing in October 2024. The ABN AMRO $97,150 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.

(xii) Credit Agricole $62,000 Facility:

On October 29, 2021, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $62,000 Facility”) for the financing of an aggregate amount of $62,000, to refinance the aggregate outstanding amount under the then existing loan agreements and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera. The amount of $62,000 was drawn on November 2, 2021, and is repayable in 20 quarterly installments of which the first three will be of $3,000 and the following 17 of $2,600 and a balloon payment of $8,800, payable together with the last installment due in November 2026. The Credit Agricole $62,000 Facility is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.

(xiii) DSF $55,000 Facility

On March 26, 2020, the Company entered into a loan agreement with Danish Ship Finance A/S (the “DSF $55,000 Facility”) for the financing of an amount of up to $55,000. The facility was available in two tranches of $27,500 each, both of which were drawn on March 30, 2020 and used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Eleni and Star Leo. In May 2023, DSF $55,000 Facility was repaid in full using funds received under the Nordea $50,000 Facility, as described above

(xiv) CEXIM $57,564 Facility

On December 1, 2020, the Company entered into a loan agreement with China Export-Import Bank for an amount of $57,564 (the “CEXIM $57,564 Facility”) which was drawn in four tranches in late December 2020 and used to refinance (i) the then outstanding loan amounts of the vessels Star Gina 2GR, Star Charis and Star Suzanna and (ii) the then outstanding lease amount of the vessel Star Wave. The first two tranches for Star Wave of $13,209 and for Star Gina 2GR of $26,175, are repayable in 32 equal quarterly installments of $330 and $654 and a balloon payment of $2,642 and $5,235, respectively, due in December 2028. The remaining two tranches of $9,090 each, for Star Charis and Star Suzanna, are repayable in 32 equal quarterly installments. The facility matures in December 2028 and is secured by first priority mortgages on the four aforementioned vessels.

(xv) E.SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E. SUN Facility”), for the financing of an amount of $37,100, which was drawn down on March 1, 2019 and used to refinance the then lease outstanding amount of the vessel Star Ariadne. In November 2023, E.SUN Facility was repaid in full using funds received under the CTBC $50,000 Facility, as described above.

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

(xvi) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount of up to $36,645, which was used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). During 2019, three tranches of $33,311 in aggregate were drawn and the last tranche of $3,331 was drawn in January 2020. In September 2021, the Company prepaid an amount of $1,999, in connection with the vessels Star Despoina and Star Piera (described above) and the remaining six semi-annual installments were amended to $3,331, with the last installment due in June 2024. The facility is secured by a second-priority mortgage on 18 vessels of the Company’s fleet.

(xvii) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC, (the “CTBC Facility”), for an amount of $35,000, which was drawn in May 2019 and was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie. In November 2023, CTBC Facility was repaid in full using funds received under the CTBC $50,000 Facility, as described above.

(xviii) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT Facility”), for an amount of $17,500. The amount was drawn in August 2019 and was used to refinance the then outstanding loan amount of the vessel Star Aquarius. In May 2023, NTT Facility was repaid in full using funds received under the SEB $30,000 Facility, as described above.

(xix) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha. The facility was available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal consecutive quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

8.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

xx)       ABN $115,000 Facility – ABN $67,897:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO Bank (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey and the second was used to partially finance the acquisition cost of Star Bright. The first and the second tranche were repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments were due in December 2023 along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of Star Marianne and Star Janni. Each of the third and the fourth tranche was repayable in 19 equal quarterly installments of $672 and balloon payment in December 2023 along with the last installment in an amount of $5,114. On August 4, 2022, the Company entered into an amended and restated agreement relating to ABN $115,000 Facility, (the “ABN $67,897 Facility”) which provides for a lower margin above SOFR and an extension of the final repayment date from December 2023 to June 2027. The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni. The repayment schedule of the outstanding amounts under the four tranches was amended as follows: i) the first tranche is repayable in 20 quarterly installments, with variable payments of the first 13 installments of $1,705, the fourteenth installment of $2,218, the next five installments of $3,330 and the last installment of $4,626 due in June 2027, ii) the second tranche is repayable in 13 equal quarterly installments of $282 each and a last installment of $286 due in December 2025 and iii) the third and the fourth tranches are repayable in 13 equal quarterly installments of $672 each, with the last installments of $413 each, both due in December 2025.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility (one of the facilities is secured by second-priority ship mortgage) and general and specific assignments and guaranteed by Star Bulk Carriers Corp.

Credit Facilities Covenants:

The Company’s outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under the Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

8.       Long-term bank loans - (continued):

Credit Facilities Covenants (continued):

Furthermore, the Company’s credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of vessel value to secured loan amount (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2022 and 2023, the Company was required to maintain minimum liquidity, not legally restricted, of $64,000 and $58,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2022 and 2023, the Company was required to maintain minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs, as described in Note 18) of $16,590 and $34,269, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2023, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6.

The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 7), following a number of interest rates swaps the Company has entered into (Note 18), for the years ended December 31, 2021, 2022 and 2023 was 2.94%, 3.21% and 5.13%, respectively. The commitment fees incurred during the years ended December 31, 2021, 2022 and 2023, with regards to the Company’s unused amounts under its credit facilities were $93, $7 and $27, respectively. The principal payments required to be made after December 31, 2023, are as follows:

Twelve month periods ending	Amount
December 31, 2024	$249,125
December 31, 2025	197,173
December 31, 2026	313,972
December 31, 2027	250,454
December 31, 2028	126,830
December 31, 2029 and thereafter	90,118
Total Long-term bank loans	$1,227,672
Unamortized loan issuance costs	(8,508)
Total Long-term bank loans, net	$1,219,164
Current portion of long-term bank loans	249,125
Long-term bank loans, net of current portion and unamortized loan issuance costs	970,039

8.       Long-term bank loans - (continued):

All of the Company’s bank loans and applicable lease financings (Note 7) bear interest at SOFR plus a margin. The amounts of “Interest and finance costs” included in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2021	2022	2023
Interest on financing agreements	$45,453	$56,537	$87,857
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	2,351	(10,044)	(21,786)
Amortization of debt (loan & lease) issuance costs	6,511	4,918	3,661
Other bank and finance charges	1,721	1,167	1,587
Interest and finance costs	$56,036	$52,578	$71,319

In connection with the prepayments described above and of lease financings, discussed in Note 7, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2021, 2022 and 2023, $3,612, $2,192 and $3,549, respectively, of unamortized debt issuance costs were written off. In addition, during the years ended December 31, 2021, 2022 and 2023, $388, $3,218 and $2,259 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statements.

Also, during the year 2021, in connection with the prepayments made during 2021, the Company early terminated certain of its interest rate swaps and the Company received an amount of $307 in aggregate, representing the valuation of the interest rate swaps on the termination date. The respective amount is included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statement for the year ended December 31, 2021.

Lastly, upon the de-designation of a certain interest rate swap during the years 2021, 2022 and 2023, amounts of $436, $9,474 and $659, respectively, representing the cumulative gain on the hedging instrument on the de-designation date, previously recognized in equity was written off, provided that the forecasted transactions associated with this hedge were no longer probable since the corresponding loan was fully prepaid. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statements for the years ended December 31, 2021, 2022 and 2023.